LONG-TERM DEBT - Redemption Prices Expressed as Percentages of Principal Amount (Detail) - 7.875% senior notes, due 2021	12 Months Ended
Dec. 31, 2018
Debt Instrument, Redemption, 2018
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage	101.969%
Debt Instrument, Redemption, 2019 and thereafter
Debt Instrument, Redemption [Line Items]
Debt instrument, redemption price, percentage	100.00%